Retirement Benefits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Changes in Projected Benefit Obligations
The following tables summarize the Company’s net periodic benefit cost for the three months ended March 31, 2026 and 2025:

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
	Three Months Ended March 31,
(Dollars in Thousands)	2026	2025	2026	2025	2026	2025
Components of net periodic benefit cost:
Service cost	$4,419	$4,206	$—	$—	$44	$51
Interest cost	8,023	8,054	280	306	102	108
Expected return on plan assets	(14,314)	(14,061)	—	—	(73)	(73)
Amortization of prior service cost	—	—	—	—	9	9
Amortization of net loss (gain)	(608)	(1,196)	(42)	(50)	(59)	(46)

Net periodic benefit cost	$(2,480)	$(2,997)	$238	$256	$23	$49

Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
	Three Months Ended March 31,
(Dollars in Thousands)	2026	2025	2026	2025	2026	2025
Components of net periodic benefit cost:
Service cost	$4,419	$4,206	$—	$—	$44	$51
Interest cost	8,024	8,054	279	306	102	108
Expected return on plan assets	(14,314)	(14,061)	—	—	(73)	(73)
Amortization of prior service cost	—	—	—	—	9	9
Amortization of net loss (gain)	—	—	(37)	(45)	(60)	(47)

Net periodic benefit cost	$(1,871)	$(1,801)	$242	$261	$22	$48

The following tables summarize the Company’s change in benefit obligation, change in plan assets and amounts recognized in the Statements of Financial Position for the years ended December 31, 2025, and 2024:

Puget Energy and Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2025	2024	2025	2024	2025	2024
Change in benefit obligation:
Benefit obligation at beginning of period	$576,986	$609,103	$24,464	$26,824	$8,248	$8,597
Amendments	—	—	—	—	—	34
Service cost	17,521	18,616	—	—	202	197
Interest cost	32,265	31,152	1,226	1,370	411	406
Actuarial loss (gain)	9,669	(38,952)	207	(1,752)	(208)	(194)
Benefits paid	(44,745)	(41,583)	(4,448)	(1,978)	(700)	(792)
Administrative expense	(1,330)	(1,350)	—	—	—	—

Benefit obligation at end of period 1	$590,366	$576,986	$21,449	$24,464	$7,953	$8,248

1.	The amount is the actuarial present value of the vested benefits to which the employee is currently entitled and is based on the employee’s expected date of separation or retirement.

Schedule of Changes in Fair Value of Plan Assets

Puget Energy and Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2025	2024	2025	2024	2025	2024
Change in plan assets:
Fair value of plan assets at beginning of period	$772,690	$746,011	$—	$—	$4,785	$5,085
Actual return on plan assets	112,032	51,509	—	—	531	313
Employer contribution	18,000	18,000	4,448	1,978	154	179
Benefits paid	(44,745)	(41,583)	(4,448)	(1,978)	(700)	(792)
Administrative expense	(1,170)	(1,247)	—	—	—	—

Fair value of plan assets at end of period	$856,807	$772,690	$—	$—	$4,770	$4,785

Funded status at end of period	$266,441	$195,704	$(21,449)	$(24,464)	$(3,183)	$(3,463)

Schedule of Net Benefit Costs
The following tables summarize Puget Energy’s and PSE’s net periodic benefit cost for the years ended December 31, 2025, 2024, and 2023.

Puget Energy	Qualified Pension Benefits			SERP Pension Benefits			Other Benefits
(Dollars in Thousands)	2025	2024	2023	2025	2024	2023	2025	2024	2023
Components of net periodic benefit cost:
Service cost	$17,521	$18,616	$18,530	$—	$—	$143	$202	$197	$184
Interest cost	32,265	31,152	32,375	1,226	1,370	1,589	411	406	439
Expected return on plan assets	(56,159)	(54,896)	(50,641)	—	—	—	(275)	(288)	(297)

Puget Energy	Qualified Pension Benefits			SERP Pension Benefits			Other Benefits
(Dollars in Thousands)	2025	2024	2023	2025	2024	2023	2025	2024	2023
Amortization of prior service cost (credit)	—	—	—	—	—	144	35	33	28
Amortization of net loss (gain)	(4,646)	(2,684)	(2,447)	(199)	(42)	—	(213)	(139)	(210)

Net periodic benefit cost	$(11,019)	$(7,812)	$(2,183)	$1,027	$1,328	$1,876	$160	$209	$144

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
The following tables summarize Puget Energy’s and PSE’s benefit obligations recognized in other comprehensive income (OCI) for the years ended December 31, 2025, and 2024:

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2025	2024	2025	2024	2025	2024
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	$(46,365)	$(44,439)	$207	$(1,751)	$(464)	$(219)
Amortization of net (loss) gain	4,646	2,684	199	42	213	139
Settlements, mergers, sales, and closures	—	—	252	—	—	—
Prior service cost (credit)	—	—	—	—	—	34
Amortization of prior service (cost) credit	—	—	—	—	(35)	(33)

Total change in other comprehensive income for year	$(41,719)	$(41,755)	$658	$(1,709)	$(286)	$(79)

Schedule of Assumptions Used
In accounting for pension and other benefit obligations and costs under the plans, the following weighted-average
actuarial assumptions were used by the Company:

	Qualified Pension Benefits			SERP Pension Benefits			Other Benefits
Benefit Obligation Assumptions:	2025	2024	2023	2025	2024	2023	2025	2024	2023
Discount rate	5.65%	5.80%	5.30%	5.65%	5.80%	5.30%	5.65%	5.80%	5.30%
Rate of compensation increase	4.50	4.50	4.50	N/A	4.50	4.50	4.50	4.50	4.50
Interest crediting rate	4.00	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A
Benefit Cost Assumptions:
Discount rate	5.80	5.30	5.60	5.80	5.30	5.60	5.80	5.30	5.60
Return on plan assets	7.00	7.00	6.75	N/A	N/A	N/A	7.00	7.00	7.00
Rate of compensation increase	4.50	4.50	4.50	N/A	N/A	4.50	4.50	4.50	4.50
Interest crediting rate	4.00	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A

Schedule of Expected Benefit Payments
The expected total benefits to be paid during the next five years and the aggregate total to be paid for the five years thereafter are as follows:

(Dollars in Thousands)	2026	2027	2028	2029	2030	2031-2035
Qualified Pension total benefits	$45,300	$45,800	$46,200	$47,200	$48,000	$245,200
SERP Pension total benefits	3,394	5,321	2,023	1,586	2,017	6,499
Other Benefits total	837	826	821	822	792	3,260

Schedule of Allocation of Plan Assets
To obtain the desired return needed to fund the pension benefit plans, the Retirement Plan Committee has established investment allocation percentages by asset classes as follows:

	Allocation
Asset Class	Minimum	Target	Maximum
Domestic large cap equity	22%	28%	35%
Domestic small/medium cap equity	—	8	12
Non-U.S. equity	10	24	30
Fixed income	30	40	50
The following table sets forth by level, within the fair value hierarchy, the qualified pension plan as of December 31, 2025 and 2024:

	Recurring Fair Value Measures				Recurring Fair Value Measures
	December 31, 2025				December 31, 2024
(Dollars in Thousands)	Level 1	Level 2	Other	Total	Level 1	Level 2	Other	Total
Assets:
Common Stock:
Domestic	$124,005	$—	$—	$124,005	$117,183	$199	$—	$117,382
Foreign	18,374	—	—	18,374	14,050	—	—	14,050
Government Securities	117,302	31,928	—	149,230	100,126	13,172	—	113,298
Corporate Securities:
Domestic	—	19,618	—	19,618	—	17,807	—	17,807
Foreign	—	17,574	—	17,574	—	15,004	—	15,004
Mutual Funds	79,649	—	—	79,649	75,186	—	—	75,186
Cash and cash equivalents	6,148	(4,554)	—	1,594	5,263	(6,323)	—	(1,060)
Investments measured at NAV:
Collective Investment Funds	—	—	353,714	353,714	—	—	321,937	321,937
Partnership	—	—	109,157	109,157	—	—	90,308	90,308
Mutual Funds	—	—	64,401	64,401	—	—	57,187	57,187
Other	—	—	2,283	2,283	—	—	2,045	2,045
Net (payable) receivable	—	—	(82,792)	(82,792)	—	—	(50,454)	(50,454)

Total assets	$345,478	$64,566	$446,763	$856,807	$311,808	$39,859	$421,023	$772,690

Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets [Table Text Block]

Puget Energy and Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2025	2024	2025	2024	2025	2024
Change in plan obligation and plan asset:
Projected benefit obligation	$590,366	$576,986	$21,449	$24,464	$7,953	$8,248
Accumulated benefit obligation	584,423	571,306	21,449	24,464	7,790	8,109
Fair value of plan assets	856,807	772,690	—	—	4,770	4,785

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income
The following tables summarize Puget Energy’s and PSE’s pension benefit amounts recognized in accumulated other comprehensive income (AOCI) for the years ended December 31, 2025, and 2024:

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2025	2024	2025	2024	2025	2024
Amounts recognized in Accumulated Other Comprehensive Income consist of:
Net loss (gain)	$(90,960)	$(49,242)	$(2,921)	$(3,579)	$(2,383)	$(2,132)
Prior service cost (credit)	—	—	—	—	276	311

Total	$(90,960)	$(49,242)	$(2,921)	$(3,579)	$(2,107)	$(1,821)

Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2025	2024	2025	2024	2025	2024
Amounts recognized in Accumulated Other Comprehensive Income consist of:
Net loss (gain)	$(7,182)	$39,183	$(2,722)	$(3,342)	$(2,451)	$(2,204)
Prior service cost (credit)	—	—	—	—	276	311

Total	$(7,182)	$39,183	$(2,722)	$(3,342)	$(2,175)	$(1,893)

Schedule of Amounts Recognized in Balance Sheet

Puget Energy and Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2025	2024	2025	2024	2025	2024
Amounts recognized in Consolidated Balance Sheet consist of:
Noncurrent assets	$266,441	$195,704	$—	$—	$—	$—
Current liabilities	—	—	(3,394)	(6,759)	(242)	(237)
Noncurrent liabilities	—	—	(18,055)	(17,705)	(2,941)	(3,226)

Net assets (liabilities)	$266,441	$195,704	$(21,449)	$(24,464)	$(3,183)	$(3,463)

Other Benefits
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Allocation of Plan Assets
The following table sets forth by level, within the fair value hierarchy, the Other Benefits plan assets which consist of insurance benefits for retired employees, at fair value:

	Recurring Fair Value Measures				Recurring Fair Value Measures
	December 31, 2025				December 31, 2024
(Dollars in Thousands)	Level 1	Level 2	Other	Total	Level 1	Level 2	Other	Total
Assets:
Mutual fund	$—	$4,770	$—	$4,770	$—	$4,785	$—	$4,785
Total assets	$—	$4,770	$—	$4,770	$—	$4,785	$—	$4,785

Puget Sound Energy
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Net Benefit Costs

Puget Sound Energy	Qualified Pension Benefits			SERP Pension Benefits			Other Benefits
(Dollars in Thousands)	2025	2024	2023	2025	2024	2023	2025	2024	2023
Components of net periodic benefit cost:
Service cost	$17,521	$18,616	$18,530	$—	$—	$143	$202	$197	$184
Interest cost	32,265	31,152	32,375	1,226	1,370	1,589	411	406	439
Expected return on plan assets	(56,159)	(54,897)	(50,641)	—	—	—	(275)	(288)	(297)
Amortization of prior service cost (credit)	—	—	—	—	—	144	35	33	28
Amortization of net loss (gain)	—	—	—	(179)	(22)	44	(217)	(139)	(230)

Net periodic benefit cost	$(6,373)	$(5,129)	$264	$1,047	$1,348	$1,920	$156	$209	$124

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Puget Sound Energy	Qualified Pension Benefit		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2025	2024	2025	2024	2025	2024
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	$(46,364)	$(44,438)	$207	$(1,751)	$(464)	$(219)

Puget Sound Energy	Qualified Pension Benefit		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2025	2024	2025	2024	2025	2024
Amortization of net (loss) gain	—	—	179	22	217	139
Settlements, mergers, sales, and closures	—	—	235	—	—	—
Prior service cost (credit)	—	—	—	—	—	34
Amortization of prior service (cost) credit	—	—	—	—	(35)	(33)

Total change in other comprehensive income for year	$(46,364)	$(44,438)	$621	$(1,729)	$(282)	$(79)